Incentive Programs (Tables)	6 Months Ended
Jun. 30, 2022
Incentive Programs
Schedule of total cost of outstanding incentive programs

	Warrants	Options	Share Awards	Total Outstanding as of
	Outstanding	Outstanding	Outstanding	June 30, 2022
Incentive Programs
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
Board LTIP 2022	—	—	40,706	40,706
ESOP 2020	—	1,444,000	—	1,444,000
ESOP 2021	—	1,495,000	—	1,495,000
Total Outstanding as of June 30, 2022	422,500	2,939,000	99,045	3,460,545

	Warrants	Options	Share Awards	Total Outstanding as
	Outstanding	Outstanding	Outstanding	of June 30, 2021
Incentive Programs
Warrant program 2018/2022	856,586	—	—	856,586
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	51,399	51,399
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
ESOP 2020	—	1,485,000	—	1,485,000
ESOP 2021	—	510,000	—	510,000
Total Outstanding as of June 30, 2021	1,279,086	1,995,000	109,738	3,383,824